INVENTORY	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
INVENTORY
6.	INVENTORY

	December 31, 2014	December 31, 2013

Materials	$7,545	$8,655
Customer support inventory	588	742
Work in progress	997	608
	$9,130	$10,005

During the years ended December 31, 2014, 2013 and 2012, we wrote down $109, $232 and $290 of inventory and recorded an inventory provision for slow moving and obsolete inventory of $59, $318 and $145.